Provisions for liabilities and charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in provisions for liabilities and charges
Beginning balance	£ 451	£ 514
Exchange differences	4	(22)
Additional provisions	127	81
Used during the year	(161)	(126)
Unused amounts reversed	(15)	(11)
Acquisition of companies and businesses	2	1
Unwinding of discount on provisions	11	14
Ending balance	419	451
Analysed as follows:
Non-current	304	357
Current	115	94
Total	£ 419	£ 451
UNITED STATES | Minimum
Provisions for liabilities and charges
Discount rate used in cash flow projections	4.48%	3.88%
UNITED STATES | Maximum
Provisions for liabilities and charges
Discount rate used in cash flow projections	5.25%	5.25%
Termite damage claims
Provisions for liabilities and charges
Utilisation period of provisions	16 years
Reconciliation of changes in provisions for liabilities and charges
Beginning balance	£ 260	£ 321
Exchange differences	3	(14)
Additional provisions	20	15
Used during the year	(68)	(73)
Unused amounts reversed	(12)
Unwinding of discount on provisions	10	11
Ending balance	213	260
Analysed as follows:
Total	213	260
Termite damage claims, legacy claims
Reconciliation of changes in provisions for liabilities and charges
Beginning balance	247
Ending balance	197	247
Analysed as follows:
Total	£ 197	247
Termite damage claims, legacy claims | Discount rate
Provisions for liabilities and charges
Percentage of reasonably possible increase in risk assumption	0.50%
Increase (decrease) in provision due to increase in assumption	£ (5)	£ (8)
Percentage of actual increase (decrease) in risk assumption	0.60%	(0.15%)
Discount rate used in cash flow projections	4.48%	3.88%
Termite damage claims, legacy claims | Claim value
Provisions for liabilities and charges
Historical time period for each material category of claim	12 months
Percentage of reasonably possible increase in risk assumption	5.00%
Increase (decrease) in provision due to increase in assumption	£ 9	£ 15
Percentage of actual increase (decrease) in risk assumption	40.00%	32.00%
Termite damage claims, legacy claims | Claim rate
Provisions for liabilities and charges
Percentage of reasonably possible increase in risk assumption	5.00%
Increase (decrease) in provision due to increase in assumption	£ 9	£ 15
Percentage of actual increase (decrease) in risk assumption	(24.00%)	(7.00%)
Termite damage claims, legacy claims | Customer churn rate
Provisions for liabilities and charges
Percentage of reasonably possible increase in risk assumption	1.00%
Increase (decrease) in provision due to increase in assumption	£ (7)	£ (11)
Percentage of actual increase (decrease) in risk assumption	2.00%	1.80%
Termite damage claims, new customer claims
Reconciliation of changes in provisions for liabilities and charges
Beginning balance	£ 13
Ending balance	16	£ 13
Analysed as follows:
Total	16	13
Self-insurance
Provisions for liabilities and charges
Reimbursement from third party insurers	24	21
Reconciliation of changes in provisions for liabilities and charges
Beginning balance	164	165
Exchange differences	1	(8)
Additional provisions	98	56
Used during the year	(81)	(44)
Unused amounts reversed		(8)
Unwinding of discount on provisions	1	3
Ending balance	183	164
Analysed as follows:
Total	£ 183	164
Environmental
Provisions for liabilities and charges
Utilisation period of provisions	5 years
Reconciliation of changes in provisions for liabilities and charges
Beginning balance	£ 16	16
Exchange differences		(1)
Additional provisions	1	3
Used during the year	(3)	(2)
Unused amounts reversed	(1)
Ending balance	13	16
Analysed as follows:
Total	£ 13	16
Other
Provisions for liabilities and charges
Utilisation period of provisions	5 years
Reconciliation of changes in provisions for liabilities and charges
Beginning balance	£ 11	12
Exchange differences		1
Additional provisions	8	7
Used during the year	(9)	(7)
Unused amounts reversed	(2)	(3)
Acquisition of companies and businesses	2	1
Ending balance	10	11
Analysed as follows:
Total	£ 10	£ 11